GOODWILL AND INTANGIBLE ASSETS (Q3) - Summary of final purchase price allocation (Details) - USD ($) $ in Thousands	Jan. 15, 2016	Mar. 31, 2017	Dec. 31, 2016	Jun. 30, 2016	Jan. 14, 2016	Jun. 30, 2015	Jun. 30, 2014
Financial Liabilities
Goodwill		$ 11,492	$ 11,703	$ 11,703		$ 7,663	$ 7,663
VendScreen, Inc
Consideration:
Fair value of total consideration paid in cash	$ 5,625
Acquisition related costs:	842
Financial Assets:
Accounts Receivable	3
Finance Receivables	839
Other Current Assets	20
Deferred Income Taxes	18
Current Assets	880
Property, Plant & Equipment	81
Fair Value of Intangible Assets	885
Financial Liabilities
Accrued Liabilities	(50)
Total identifiable net assets	1,796
Goodwill	3,829				$ 4,000
Total Fair Value	5,625
Developed Technology | VendScreen, Inc
Financial Assets:
Fair Value of Intangible Assets	639
Customer relationships | VendScreen, Inc
Financial Assets:
Fair Value of Intangible Assets	149
Brand | VendScreen, Inc
Financial Assets:
Fair Value of Intangible Assets	95
Non-compete agreements | VendScreen, Inc
Financial Assets:
Fair Value of Intangible Assets	$ 2